Production costs by nature	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Production costs by nature	Production costs by nature

	2023	2022
	$	$

Raw materials and consumables	488,965	484,466
Salaries and employee benefits	128,090	114,014
Contractors	90,488	48,235
Equipment rental	2,786	3,350
Other	52,286	45,346
Change in inventories	(6,272)	(26,135)
Capitalized to mining interests	(140,146)	(42,750)
	616,197	626,526

Salaries and employee benefits expense included in general and administrative costs were $28 million for the year ended December 31, 2023 (2022 - $28 million).